Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross unrealized losses on debt securities and the fair value of the related securities
Fair Value, Less than 12 months	$ 7,887	$ 18,070
Fair Value, 12 months or more	150	150
Fair Value, Total	8,037	18,220
Unrealized Losses, Less than 12 months	(28)	(43)
Unrealized Losses, 12 months or more	0	0
Unrealized Losses, Total	(28)	(43)
Government sponsored enterprises [Member]
Gross unrealized losses on debt securities and the fair value of the related securities
Fair Value, Less than 12 months	1,044	13,250
Fair Value, 12 months or more	0	0
Fair Value, Total	1,044	13,250
Unrealized Losses, Less than 12 months	0	(18)
Unrealized Losses, 12 months or more	0	0
Unrealized Losses, Total	0	(18)
Asset-backed securities [Member]
Gross unrealized losses on debt securities and the fair value of the related securities
Fair Value, Less than 12 months	4,729	4,591
Fair Value, 12 months or more	0	0
Fair Value, Total	4,729	4,591
Unrealized Losses, Less than 12 months	(11)	(24)
Unrealized Losses, 12 months or more	0	0
Unrealized Losses, Total	(11)	(24)
Obligations of states and political subdivisions [Member]
Gross unrealized losses on debt securities and the fair value of the related securities
Fair Value, Less than 12 months	2,114	229
Fair Value, 12 months or more	150	150
Fair Value, Total	2,264	379
Unrealized Losses, Less than 12 months	(17)	(1)
Unrealized Losses, 12 months or more	0	0
Unrealized Losses, Total	$ (17)	$ (1)